Commitments and Contingencies - Lease Commitments (Detail) - Real Estate [Member] $ in Millions	Feb. 28, 2017 USD ($)
Operating Leases Future Minimum Payments Due [Line Items]
2018	$ 46
2019	29
2020	24
2021	14
2022	13
Thereafter	37
Total	$ 163